Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000198632 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Real Assets Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Diversified Real Assets Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Real Assets Fund (Class NAV)	$105	0.88%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Real Assets Fund (Class NAV) returned 38.55% for the year ended March 31, 2026. Global equities rose despite financial markets being rattled late in the period by military actions against Iran, which triggered a global energy shock, drove oil prices sharply higher and shifted investor focus back to inflation and macroeconomic risks.
TOP PERFORMANCE CONTRIBUTORS
The energy sector | The fund’s investments in Cameco Corp., Exxon Mobil Corp., and Cenovus Energy, Inc. were particularly strong performance contributors on an absolute basis, benefiting alongside rising energy commodity prices.
The materials sector | Strong-performing gold-mining companies Agnico Eagle Mines, Ltd., Barrick Mining Corp., Kinross Gold Corp., and Newmont Corp. all benefited as precious metals gained sharply in value during the year.
The real estate sector | Multiple real estate investment trusts were notable contributors to the fund’s return, including health care REITs Welltower, Inc. and American Healthcare REIT, Inc., as well as industrial REIT Prologis, Inc.
TOP PERFORMANCE DETRACTORS
Apartment REITs | Several apartment REITs were relatively weak performers, such as AvalonBay Communities, Inc., Essex Property Trust, Inc., Independence Realty Trust, Inc., and Mid-America Apartment Communities, Inc.
SL Green Realty Corp. | Shares of this office and shopping center REIT meaningfully fell during the 12-month period, reflecting market participants’ concern about slowing demand for office space.
American Tower Corp. | Communications tower stocks, including American Tower, were relatively weak throughout most of the 12-month time frame.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Real Assets Fund (Class NAV)	38.55%	13.94%	9.87%
MSCI World Index	18.90%	10.27%	10.63%

Performance Inception Date	Feb. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 839,124,394
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 6,089,349
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$839,124,394
Total number of portfolio holdings	304
Total advisory fees paid (net)	$6,089,349
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	4.0%
Prologis, Inc.	3.5%
Equinix, Inc.	3.1%
Exxon Mobil Corp.	2.7%
Chevron Corp.	2.2%
Simon Property Group, Inc.	1.9%
Shell PLC	1.9%
Canadian Natural Resources, Ltd.	1.7%
Agnico Eagle Mines, Ltd.	1.6%
TotalEnergies SE	1.4%

Sector Composition
Real estate	35.4%
Energy	31.5%
Materials	19.1%
Utilities	6.9%
Industrials	2.5%
Consumer discretionary	1.4%
Information technology	0.9%
Communication services	0.8%
Health care	0.7%
Financials	0.2%
Consumer staples	0.1%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	4.0%
Prologis, Inc.	3.5%
Equinix, Inc.	3.1%
Exxon Mobil Corp.	2.7%
Chevron Corp.	2.2%
Simon Property Group, Inc.	1.9%
Shell PLC	1.9%
Canadian Natural Resources, Ltd.	1.7%
Agnico Eagle Mines, Ltd.	1.6%
TotalEnergies SE	1.4%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029 .

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]	For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029 .
Updated Prospectus Phone Number	800-344-1029
Updated Prospectus Web Address	jhinvestments.com/underlying-funds
C000227916 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	JACJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class A/JACJX)	$124	1.17%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Fund (Class A/JACJX) returned 12.63% (excluding sales charges) for the year ended March 31, 2026. U.S. equities rose during the 12-month period but experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by Celestica, Inc., a Canadian provider of electronics manufacturing services, and Palantir Technologies, Inc., an IT data and analytics company. Palantir was sold during the period.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Vertiv Holdings Company, a maker of infrastructure for data centers.
Health care | In the health care sector, Exact Sciences Corp. was a standout. The firm was acquired by Abbott Laboratories late in the period and was no longer held at the end of the period.
TOP PERFORMANCE DETRACTORS
Communication services | In the communication services sector, gaming company Roblox Corp. and Reddit, Inc., an online information platform, meaningfully detracted in absolute terms.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Expedia Group, Inc., an online travel agency.
Consumer staples | Within this category, BellRing Brands, Inc., a provider of protein-oriented nutritional products, meaningfully detracted from the fund’s performance on an absolute basis. The stock was sold during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class A/JACJX)	6.98%	(1.41)%	11.24%
Mid Cap Growth Fund (Class A/JACJX)—excluding sales charge	12.63%	(0.40)%	11.82%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,146,223,910
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 9,291,194
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,146,223,910
Total number of portfolio holdings	65
Total advisory fees paid (net)	$9,291,194
Portfolio turnover rate	137%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

Sector Composition
Information technology	23.7%
Consumer discretionary	22.7%
Industrials	20.9%
Health care	12.7%
Communication services	7.5%
Financials	4.5%
Energy	3.0%
Utilities	2.2%
Real estate	0.8%
Consumer staples	0.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

C000227917 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	JACLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class C/JACLX)	$203	1.92%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Fund (Class C/JACLX) returned 11.82% (excluding sales charges) for the year ended March 31, 2026. U.S. equities rose during the 12-month period but experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by Celestica, Inc., a Canadian provider of electronics manufacturing services, and Palantir Technologies, Inc., an IT data and analytics company. Palantir was sold during the period.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Vertiv Holdings Company, a maker of infrastructure for data centers.
Health care | In the health care sector, Exact Sciences Corp. was a standout. The firm was acquired by Abbott Laboratories late in the period and was no longer held at the end of the period.
TOP PERFORMANCE DETRACTORS
Communication services | In the communication services sector, gaming company Roblox Corp. and Reddit, Inc., an online information platform, meaningfully detracted in absolute terms.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Expedia Group, Inc., an online travel agency.
Consumer staples | Within this category, BellRing Brands, Inc., a provider of protein-oriented nutritional products, meaningfully detracted from the fund’s performance on an absolute basis. The stock was sold during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class C/JACLX)	10.82%	(1.04)%	11.45%
Mid Cap Growth Fund (Class C/JACLX)—excluding sales charge	11.82%	(1.04)%	11.45%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,146,223,910
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 9,291,194
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,146,223,910
Total number of portfolio holdings	65
Total advisory fees paid (net)	$9,291,194
Portfolio turnover rate	137%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

Sector Composition
Information technology	23.7%
Consumer discretionary	22.7%
Industrials	20.9%
Health care	12.7%
Communication services	7.5%
Financials	4.5%
Energy	3.0%
Utilities	2.2%
Real estate	0.8%
Consumer staples	0.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

C000227914 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	JACBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class I/JACBX)	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Fund (Class I/JACBX) returned 12.95% for the year ended March 31, 2026. U.S. equities rose during the 12-month period but experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by Celestica, Inc., a Canadian provider of electronics manufacturing services, and Palantir Technologies, Inc., an IT data and analytics company. Palantir was sold during the period.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Vertiv Holdings Company, a maker of infrastructure for data centers.
Health care | In the health care sector, Exact Sciences Corp. was a standout. The firm was acquired by Abbott Laboratories late in the period and was no longer held at the end of the period.
TOP PERFORMANCE DETRACTORS
Communication services | In the communication services sector, gaming company Roblox Corp. and Reddit, Inc., an online information platform, meaningfully detracted in absolute terms.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Expedia Group, Inc., an online travel agency.
Consumer staples | Within this category, BellRing Brands, Inc., a provider of protein-oriented nutritional products, meaningfully detracted from the fund’s performance on an absolute basis. The stock was sold during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class I/JACBX)	12.95%	(0.17)%	11.94%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,146,223,910
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 9,291,194
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,146,223,910
Total number of portfolio holdings	65
Total advisory fees paid (net)	$9,291,194
Portfolio turnover rate	137%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

Sector Composition
Information technology	23.7%
Consumer discretionary	22.7%
Industrials	20.9%
Health care	12.7%
Communication services	7.5%
Financials	4.5%
Energy	3.0%
Utilities	2.2%
Real estate	0.8%
Consumer staples	0.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

C000227913 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class NAV
Trading Symbol	JACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class NAV/JACFX)	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Fund (Class NAV/JACFX) returned 13.08% for the year ended March 31, 2026. U.S. equities rose during the 12-month period but experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by Celestica, Inc., a Canadian provider of electronics manufacturing services, and Palantir Technologies, Inc., an IT data and analytics company. Palantir was sold during the period.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Vertiv Holdings Company, a maker of infrastructure for data centers.
Health care | In the health care sector, Exact Sciences Corp. was a standout. The firm was acquired by Abbott Laboratories late in the period and was no longer held at the end of the period.
TOP PERFORMANCE DETRACTORS
Communication services | In the communication services sector, gaming company Roblox Corp. and Reddit, Inc., an online information platform, meaningfully detracted in absolute terms.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Expedia Group, Inc., an online travel agency.
Consumer staples | Within this category, BellRing Brands, Inc., a provider of protein-oriented nutritional products, meaningfully detracted from the fund’s performance on an absolute basis. The stock was sold during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class NAV/JACFX)	13.08%	(0.07)%	12.00%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,146,223,910
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 9,291,194
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,146,223,910
Total number of portfolio holdings	65
Total advisory fees paid (net)	$9,291,194
Portfolio turnover rate	137%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

Sector Composition
Information technology	23.7%
Consumer discretionary	22.7%
Industrials	20.9%
Health care	12.7%
Communication services	7.5%
Financials	4.5%
Energy	3.0%
Utilities	2.2%
Real estate	0.8%
Consumer staples	0.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

C000227915 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	JACEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class R6/JACEX)	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Fund (Class R6/JACEX) returned 13.02% for the year ended March 31, 2026. U.S. equities rose during the 12-month period but experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by Celestica, Inc., a Canadian provider of electronics manufacturing services, and Palantir Technologies, Inc., an IT data and analytics company. Palantir was sold during the period.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Vertiv Holdings Company, a maker of infrastructure for data centers.
Health care | In the health care sector, Exact Sciences Corp. was a standout. The firm was acquired by Abbott Laboratories late in the period and was no longer held at the end of the period.
TOP PERFORMANCE DETRACTORS
Communication services | In the communication services sector, gaming company Roblox Corp. and Reddit, Inc., an online information platform, meaningfully detracted in absolute terms.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Expedia Group, Inc., an online travel agency.
Consumer staples | Within this category, BellRing Brands, Inc., a provider of protein-oriented nutritional products, meaningfully detracted from the fund’s performance on an absolute basis. The stock was sold during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class R6/JACEX)	13.02%	(0.08)%	11.99%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,146,223,910
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 9,291,194
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,146,223,910
Total number of portfolio holdings	65
Total advisory fees paid (net)	$9,291,194
Portfolio turnover rate	137%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

Sector Composition
Information technology	23.7%
Consumer discretionary	22.7%
Industrials	20.9%
Health care	12.7%
Communication services	7.5%
Financials	4.5%
Energy	3.0%
Utilities	2.2%
Real estate	0.8%
Consumer staples	0.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

C000236691 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental Equity Income Fund
Class Name	Class R6
Trading Symbol	JHCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class R6/JHCQX)	$78[1]	0.71%
The inception date for Class R6 shares is 4-4-25.
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 78	[1]
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Equity Income Fund (Class R6/JHCQX) returned 20.72% for the year ended March 31, 2026. U.S. equities posted strong gains during most of the period, fueled by artificial intelligence-driven earnings growth, resilient economic data, and expectations of U.S. Federal Reserve interest rate cuts. However, the Iran conflict created uncertainty about inflation, interest-rate policy and economic growth, which dampened stock returns late in the period.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed most to absolute performance, led by a position in State Street Corp., which benefited from strong earnings growth, rising fee income and higher net interest income as interest rates rose.
Energy | Energy stocks also contributed to absolute performance. Higher oil prices – driven by geopolitical tensions and supply constraints — boosted earnings across the sector, including those of Suncor Energy, Inc., one of the fund’s top individual gainers.
Information technology | Information technology stocks lifted the fund’s performance as well, led by Taiwan Semiconductor Manufacturing Company, Ltd.
TOP PERFORMANCE DETRACTORS
Elevance Health, Inc. | The stock of the health insurer declined as more patients used health services, particularly those using Medicare Advantage and Medicaid insurance plans, resulting in higher-than-expected costs for the company.
Becton, Dickinson and Company | The maker of health delivery products, ranging from needles and syringes to biotechnology equipment, came under pressure due to slowing growth in core medical products.
Comcast Corp. | The broadband and media company underperformed as continued subscriber losses and intensifying competition from wireless and fiber providers pressured its core business, and advertising softness and ongoing cord-cutting weighed on its media segment.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental Equity Income Fund (Class R6/JHCQX)	10.92%	13.38%
Russell 1000 Index	17.74%	16.16%
Russell 1000 Value Index	15.87%	12.60%

Performance Inception Date	Jun. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,518,147
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,518,147
Total number of portfolio holdings	60
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	3.9%
Crown Castle, Inc.	3.5%
LyondellBasell Industries NV, Class A	3.5%
Comcast Corp., Class A	3.0%
Suncor Energy, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.5%
Nasdaq, Inc.	2.5%
Microsoft Corp.	2.5%
KKR & Company, Inc.	2.5%
Alphabet, Inc., Class A	2.4%

Sector Composition
Health care	19.7%
Financials	14.1%
Consumer discretionary	12.5%
Information technology	10.1%
Energy	8.7%
Industrials	7.7%
Real estate	6.9%
Communication services	6.9%
Consumer staples	3.7%
Materials	3.5%
Short-term investments and other	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	3.9%
Crown Castle, Inc.	3.5%
LyondellBasell Industries NV, Class A	3.5%
Comcast Corp., Class A	3.0%
Suncor Energy, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.5%
Nasdaq, Inc.	2.5%
Microsoft Corp.	2.5%
KKR & Company, Inc.	2.5%
Alphabet, Inc., Class A	2.4%

C000236695 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental Equity Income Fund
Class Name	Class I
Trading Symbol	JHFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class I/JHFEX)	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Equity Income Fund (Class I/JHFEX) returned 10.70% for the year ended March 31, 2026. U.S. equities posted strong gains during most of the period, fueled by artificial intelligence-driven earnings growth, resilient economic data, and expectations of U.S. Federal Reserve interest rate cuts. However, the Iran conflict created uncertainty about inflation, interest-rate policy and economic growth, which dampened stock returns late in the period.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed most to absolute performance, led by a position in State Street Corp., which benefited from strong earnings growth, rising fee income and higher net interest income as interest rates rose.
Energy | Energy stocks also contributed to absolute performance. Higher oil prices – driven by geopolitical tensions and supply constraints — boosted earnings across the sector, including those of Suncor Energy, Inc., one of the fund’s top individual gainers.
Information technology | Information technology stocks lifted the fund’s performance as well, led by Taiwan Semiconductor Manufacturing Company, Ltd.
TOP PERFORMANCE DETRACTORS
Elevance Health, Inc. | The stock of the health insurer declined as more patients used health services, particularly those using Medicare Advantage and Medicaid insurance plans, resulting in higher-than-expected costs for the company.
Becton, Dickinson and Company | The maker of health delivery products, ranging from needles and syringes to biotechnology equipment, came under pressure due to slowing growth in core medical products.
Comcast Corp. | The broadband and media company underperformed as continued subscriber losses and intensifying competition from wireless and fiber providers pressured its core business, and advertising softness and ongoing cord-cutting weighed on its media segment.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental Equity Income Fund (Class I/JHFEX)	10.70%	13.32%
Russell 1000 Index	17.74%	16.16%
Russell 1000 Value Index	15.87%	12.60%

Performance Inception Date	Jun. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,518,147
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,518,147
Total number of portfolio holdings	60
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	3.9%
Crown Castle, Inc.	3.5%
LyondellBasell Industries NV, Class A	3.5%
Comcast Corp., Class A	3.0%
Suncor Energy, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.5%
Nasdaq, Inc.	2.5%
Microsoft Corp.	2.5%
KKR & Company, Inc.	2.5%
Alphabet, Inc., Class A	2.4%

Sector Composition
Health care	19.7%
Financials	14.1%
Consumer discretionary	12.5%
Information technology	10.1%
Energy	8.7%
Industrials	7.7%
Real estate	6.9%
Communication services	6.9%
Consumer staples	3.7%
Materials	3.5%
Short-term investments and other	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	3.9%
Crown Castle, Inc.	3.5%
LyondellBasell Industries NV, Class A	3.5%
Comcast Corp., Class A	3.0%
Suncor Energy, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.5%
Nasdaq, Inc.	2.5%
Microsoft Corp.	2.5%
KKR & Company, Inc.	2.5%
Alphabet, Inc., Class A	2.4%

C000236694 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental Equity Income Fund
Class Name	Class C
Trading Symbol	JHCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class C/JHCOX)	$198[1]	1.82%
The inception date for Class C shares is 4-4-25.
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 198	[2]
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Equity Income Fund (Class C/JHCOX) returned 19.38% (excluding sales charges) for the year ended March 31, 2026. U.S. equities posted strong gains during most of the period, fueled by artificial intelligence-driven earnings growth, resilient economic data, and expectations of U.S. Federal Reserve interest rate cuts. However, the Iran conflict created uncertainty about inflation, interest-rate policy and economic growth, which dampened stock returns late in the period.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed most to absolute performance, led by a position in State Street Corp., which benefited from strong earnings growth, rising fee income and higher net interest income as interest rates rose.
Energy | Energy stocks also contributed to absolute performance. Higher oil prices – driven by geopolitical tensions and supply constraints — boosted earnings across the sector, including those of Suncor Energy, Inc., one of the fund’s top individual gainers.
Information technology | Information technology stocks lifted the fund’s performance as well, led by Taiwan Semiconductor Manufacturing Company, Ltd.
TOP PERFORMANCE DETRACTORS
Elevance Health, Inc. | The stock of the health insurer declined as more patients used health services, particularly those using Medicare Advantage and Medicaid insurance plans, resulting in higher-than-expected costs for the company.
Becton, Dickinson and Company | The maker of health delivery products, ranging from needles and syringes to biotechnology equipment, came under pressure due to slowing growth in core medical products.
Comcast Corp. | The broadband and media company underperformed as continued subscriber losses and intensifying competition from wireless and fiber providers pressured its core business, and advertising softness and ongoing cord-cutting weighed on its media segment.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental Equity Income Fund (Class C/JHCOX)	8.84%	13.04%
Fundamental Equity Income Fund (Class C/JHCOX)—excluding sales charge	9.69%	13.04%
Russell 1000 Index	17.74%	16.16%
Russell 1000 Value Index	15.87%	12.60%

Performance Inception Date	Jun. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,518,147
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,518,147
Total number of portfolio holdings	60
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	3.9%
Crown Castle, Inc.	3.5%
LyondellBasell Industries NV, Class A	3.5%
Comcast Corp., Class A	3.0%
Suncor Energy, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.5%
Nasdaq, Inc.	2.5%
Microsoft Corp.	2.5%
KKR & Company, Inc.	2.5%
Alphabet, Inc., Class A	2.4%

Sector Composition
Health care	19.7%
Financials	14.1%
Consumer discretionary	12.5%
Information technology	10.1%
Energy	8.7%
Industrials	7.7%
Real estate	6.9%
Communication services	6.9%
Consumer staples	3.7%
Materials	3.5%
Short-term investments and other	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	3.9%
Crown Castle, Inc.	3.5%
LyondellBasell Industries NV, Class A	3.5%
Comcast Corp., Class A	3.0%
Suncor Energy, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.5%
Nasdaq, Inc.	2.5%
Microsoft Corp.	2.5%
KKR & Company, Inc.	2.5%
Alphabet, Inc., Class A	2.4%

C000236693 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental Equity Income Fund
Class Name	Class A
Trading Symbol	JHCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class A/JHCMX)	$117[1]	1.07%
The inception date for Class A shares is 4-4-25.
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 117	[3]
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Equity Income Fund (Class A/JHCMX) returned 20.30% (excluding sales charges) for the year ended March 31, 2026. U.S. equities posted strong gains during most of the period, fueled by artificial intelligence-driven earnings growth, resilient economic data, and expectations of U.S. Federal Reserve interest rate cuts. However, the Iran conflict created uncertainty about inflation, interest-rate policy and economic growth, which dampened stock returns late in the period.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed most to absolute performance, led by a position in State Street Corp., which benefited from strong earnings growth, rising fee income and higher net interest income as interest rates rose.
Energy | Energy stocks also contributed to absolute performance. Higher oil prices – driven by geopolitical tensions and supply constraints — boosted earnings across the sector, including those of Suncor Energy, Inc., one of the fund’s top individual gainers.
Information technology | Information technology stocks lifted the fund’s performance as well, led by Taiwan Semiconductor Manufacturing Company, Ltd.
TOP PERFORMANCE DETRACTORS
Elevance Health, Inc. | The stock of the health insurer declined as more patients used health services, particularly those using Medicare Advantage and Medicaid insurance plans, resulting in higher-than-expected costs for the company.
Becton, Dickinson and Company | The maker of health delivery products, ranging from needles and syringes to biotechnology equipment, came under pressure due to slowing growth in core medical products.
Comcast Corp. | The broadband and media company underperformed as continued subscriber losses and intensifying competition from wireless and fiber providers pressured its core business, and advertising softness and ongoing cord-cutting weighed on its media segment.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental Equity Income Fund (Class A/JHCMX)	5.01%	11.72%
Fundamental Equity Income Fund (Class A/JHCMX)—excluding sales charge	10.53%	13.27%
Russell 1000 Index	17.74%	16.16%
Russell 1000 Value Index	15.87%	12.60%

Performance Inception Date	Jun. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,518,147
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,518,147
Total number of portfolio holdings	60
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	3.9%
Crown Castle, Inc.	3.5%
LyondellBasell Industries NV, Class A	3.5%
Comcast Corp., Class A	3.0%
Suncor Energy, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.5%
Nasdaq, Inc.	2.5%
Microsoft Corp.	2.5%
KKR & Company, Inc.	2.5%
Alphabet, Inc., Class A	2.4%

Sector Composition
Health care	19.7%
Financials	14.1%
Consumer discretionary	12.5%
Information technology	10.1%
Energy	8.7%
Industrials	7.7%
Real estate	6.9%
Communication services	6.9%
Consumer staples	3.7%
Materials	3.5%
Short-term investments and other	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	3.9%
Crown Castle, Inc.	3.5%
LyondellBasell Industries NV, Class A	3.5%
Comcast Corp., Class A	3.0%
Suncor Energy, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.5%
Nasdaq, Inc.	2.5%
Microsoft Corp.	2.5%
KKR & Company, Inc.	2.5%
Alphabet, Inc., Class A	2.4%

C000247102 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Climate Action Fund
Class Name	Class I
Trading Symbol	JLFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Climate Action Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Climate Action Fund (Class I/JLFSX)	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Climate Action Fund (Class I/JLFSX) returned 5.01% for the year ended March 31, 2026. Global equities experienced significant volatility amid trade tensions that initially erased the market’s gains but later stabilized as negotiations yielded tariff-related agreements. Despite ongoing geopolitical strife, financial markets demonstrated remarkable resilience, supported by central bank interest-rate cuts. The artificial intelligence (AI) investment theme remained dominant, driving market optimism despite concern about valuations and the timeline for monetization.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Strong performance from the information technology sector lifted the fund, led by positions in Oracle Corp. and NVIDIA Corp. Oracle, which was sold from the fund this period, benefited from strong performance from its cloud-computing offerings, while NVIDIA rose on unprecedented demand for chips driven by the buildout of AI infrastructure.
Industrials | Within this sector, Johnson Controls International PLC, a provider of fire, HVAC, and security equipment for buildings, notably added to the fund’s absolute performance.
Communication services | In communication services, the fund benefited from Alphabet, Inc., parent company of Google and a very strong performer for the reporting period.
TOP PERFORMANCE DETRACTORS
Financials | Several of the fund’s holdings in this sector were weak, particularly insurance brokers Brown & Brown, Inc. and Marsh & McLennan Companies, Inc. Brown & Brown, Inc. was sold during the period.
Health care | Within the health care sector, a position in Elevance Health, Inc. hampered results.
Materials | The materials sector modestly detracted from absolute performance, particularly a position in Givaudan SA, a Swiss multinational manufacturer of flavors and fragrances.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Climate Action Fund (Class I/JLFSX)	5.01%	9.86%
MSCI World Index	18.90%	15.66%

Performance Inception Date	Dec. 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 6,196,759
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,196,759
Total number of portfolio holdings	40
Total advisory fees paid (net)	$0
Portfolio turnover rate	106%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	5.7%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
Cencora, Inc.	3.7%
Deutsche Boerse AG	3.4%
London Stock Exchange Group PLC	3.3%
Cie Financiere Richemont SA, A Shares	3.2%
Marsh & McLennan Companies, Inc.	3.1%
Abbott Laboratories	3.1%

Sector Composition
Information technology	24.2%
Industrials	21.1%
Financials	13.5%
Health care	13.4%
Communication services	10.0%
Consumer discretionary	8.5%
Materials	4.9%
Consumer staples	4.2%
Short-term investments and other	0.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	5.7%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
Cencora, Inc.	3.7%
Deutsche Boerse AG	3.4%
London Stock Exchange Group PLC	3.3%
Cie Financiere Richemont SA, A Shares	3.2%
Marsh & McLennan Companies, Inc.	3.1%
Abbott Laboratories	3.1%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 4-1-25 . For more complete information, please refer to the fund’s prospectus. You can request this information by contacting us at 800-225-5291 .

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 4-1-25 . For more complete information, please refer to the fund’s prospectus. You can request this information by contacting us at 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
C000251888 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class R6
Trading Symbol	JAKVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class R6/JAKVX)	$179	1.58%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class R6/JAKVX) returned 27.08% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, global equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and accommodative central bank policy helped support investors’ appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Long positions | Overall, the fund’s long positions produced strong total returns as a group at a time of positive market performance.
Several aspects of the long portfolio | Holdings in the information technology sector made the largest contribution, led by Samsung Electronics Company, Ltd., Oracle Corp., and Applied Materials, Inc. Positioning in the materials and industrials sectors added value, as well.
Certain areas of the short portfolio | The fund generated positive net contributions from its short positions in the materials and consumer staples sectors. (The dollar value of a short position rises when the price of the underlying security falls.)
TOP PERFORMANCE DETRACTORS
Short positions | Overall, the fund’s short positions lost ground in the aggregate, detracting from absolute performance. However, the adverse effect was much lower than the positive impact of the fund's long positions.
Industrials and financials sectors | Short positions in industrials and financials had the largest adverse effect on results.
Certain sectors of the long portfolio | The fund’s holdings in the consumer staples, consumer discretionary, and health care sectors lost ground. Nomad Foods, Ltd., Sony Group Corp., and Hikma Pharmaceuticals PLC were the most notable detractors to absolute performance in the three sectors, respectively.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class R6/JAKVX)	27.08%	13.40%	7.94%
MSCI World Index	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2026
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 658,742,850
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 5,412,747
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$658,742,850
Total number of portfolio holdings	283
Total advisory fees paid (net)	$5,412,747
Portfolio turnover rate	230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Sector Composition
Materials	15.3%
Financials	8.8%
Information technology	8.6%
Energy	8.2%
Health care	7.7%
Industrials	6.8%
Communication services	5.7%
Consumer discretionary	3.5%
Consumer staples	1.6%
Short-term investments and other	33.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Material Fund Change [Text Block]
Material Fund Changes
On March 27, 2025, the shareholders of John Hancock Investment Trust Seaport Long/Short Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 4, 2025.
At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Name [Text Block]	At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000251887 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class NAV
Trading Symbol	JAKWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class NAV/JAKWX)	$181[1]	1.57%
The inception date for Class NAV shares is 4-4-25.
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 181	[4]
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class NAV/JAKWX) returned 32.18% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, global equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and accommodative central bank policy helped support investors’ appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Long positions | Overall, the fund’s long positions produced strong total returns as a group at a time of positive market performance.
Several aspects of the long portfolio | Holdings in the information technology sector made the largest contribution, led by Samsung Electronics Company, Ltd., Oracle Corp., and Applied Materials, Inc. Positioning in the materials and industrials sectors added value, as well.
Certain areas of the short portfolio | The fund generated positive net contributions from its short positions in the materials and consumer staples sectors. (The dollar value of a short position rises when the price of the underlying security falls.)
TOP PERFORMANCE DETRACTORS
Short positions | Overall, the fund’s short positions lost ground in the aggregate, detracting from absolute performance. However, the adverse effect was much lower than the positive impact of the fund's long positions.
Industrials and financials sectors | Short positions in industrials and financials had the largest adverse effect on results.
Certain sectors of the long portfolio | The fund’s holdings in the consumer staples, consumer discretionary, and health care sectors lost ground. Nomad Foods, Ltd., Sony Group Corp., and Hikma Pharmaceuticals PLC were the most notable detractors to absolute performance in the three sectors, respectively.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class NAV/JAKWX)	27.09%	13.37%	7.93%
MSCI World Index	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2026
Net Assets	$ 658,742,850
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 5,412,747
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$658,742,850
Total number of portfolio holdings	283
Total advisory fees paid (net)	$5,412,747
Portfolio turnover rate	230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Sector Composition
Materials	15.3%
Financials	8.8%
Information technology	8.6%
Energy	8.2%
Health care	7.7%
Industrials	6.8%
Communication services	5.7%
Consumer discretionary	3.5%
Consumer staples	1.6%
Short-term investments and other	33.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Material Fund Change [Text Block]
Material Fund Changes
On March 27, 2025, the shareholders of John Hancock Investment Trust Seaport Long/Short Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 4, 2025.
At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Name [Text Block]	At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000251891 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class I
Trading Symbol	JAKUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class I/JAKUX)	$191	1.68%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class I/JAKUX) returned 26.92% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, global equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and accommodative central bank policy helped support investors’ appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Long positions | Overall, the fund’s long positions produced strong total returns as a group at a time of positive market performance.
Several aspects of the long portfolio | Holdings in the information technology sector made the largest contribution, led by Samsung Electronics Company, Ltd., Oracle Corp., and Applied Materials, Inc. Positioning in the materials and industrials sectors added value, as well.
Certain areas of the short portfolio | The fund generated positive net contributions from its short positions in the materials and consumer staples sectors. (The dollar value of a short position rises when the price of the underlying security falls.)
TOP PERFORMANCE DETRACTORS
Short positions | Overall, the fund’s short positions lost ground in the aggregate, detracting from absolute performance. However, the adverse effect was much lower than the positive impact of the fund's long positions.
Industrials and financials sectors | Short positions in industrials and financials had the largest adverse effect on results.
Certain sectors of the long portfolio | The fund’s holdings in the consumer staples, consumer discretionary, and health care sectors lost ground. Nomad Foods, Ltd., Sony Group Corp., and Hikma Pharmaceuticals PLC were the most notable detractors to absolute performance in the three sectors, respectively.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class I/JAKUX)	26.92%	13.55%	8.17%
MSCI World Index	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2026
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 658,742,850
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 5,412,747
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$658,742,850
Total number of portfolio holdings	283
Total advisory fees paid (net)	$5,412,747
Portfolio turnover rate	230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Sector Composition
Materials	15.3%
Financials	8.8%
Information technology	8.6%
Energy	8.2%
Health care	7.7%
Industrials	6.8%
Communication services	5.7%
Consumer discretionary	3.5%
Consumer staples	1.6%
Short-term investments and other	33.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Material Fund Change [Text Block]
Material Fund Changes
On March 27, 2025, the shareholders of John Hancock Investment Trust Seaport Long/Short Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 4, 2025.
At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Name [Text Block]	At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000251890 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class C
Trading Symbol	JAKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class C/JAKTX)	$304	2.69%

Expenses Paid, Amount	$ 304
Expense Ratio, Percent	2.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class C/JAKTX) returned 25.66% (excluding sales charges) for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, global equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and accommodative central bank policy helped support investors’ appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Long positions | Overall, the fund’s long positions produced strong total returns as a group at a time of positive market performance.
Several aspects of the long portfolio | Holdings in the information technology sector made the largest contribution, led by Samsung Electronics Company, Ltd., Oracle Corp., and Applied Materials, Inc. Positioning in the materials and industrials sectors added value, as well.
Certain areas of the short portfolio | The fund generated positive net contributions from its short positions in the materials and consumer staples sectors. (The dollar value of a short position rises when the price of the underlying security falls.)
TOP PERFORMANCE DETRACTORS
Short positions | Overall, the fund’s short positions lost ground in the aggregate, detracting from absolute performance. However, the adverse effect was much lower than the positive impact of the fund's long positions.
Industrials and financials sectors | Short positions in industrials and financials had the largest adverse effect on results.
Certain sectors of the long portfolio | The fund’s holdings in the consumer staples, consumer discretionary, and health care sectors lost ground. Nomad Foods, Ltd., Sony Group Corp., and Hikma Pharmaceuticals PLC were the most notable detractors to absolute performance in the three sectors, respectively.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class C/JAKTX)	24.66%	13.03%	7.77%
Disciplined Value Global Long/Short Fund (Class C/JAKTX)—excluding sales charge	25.66%	13.03%	7.77%
MSCI World Index	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2026
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 658,742,850
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 5,412,747
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$658,742,850
Total number of portfolio holdings	283
Total advisory fees paid (net)	$5,412,747
Portfolio turnover rate	230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Sector Composition
Materials	15.3%
Financials	8.8%
Information technology	8.6%
Energy	8.2%
Health care	7.7%
Industrials	6.8%
Communication services	5.7%
Consumer discretionary	3.5%
Consumer staples	1.6%
Short-term investments and other	33.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Material Fund Change [Text Block]
Material Fund Changes
On March 27, 2025, the shareholders of John Hancock Investment Trust Seaport Long/Short Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 4, 2025.
At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Name [Text Block]	At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000251889 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class A
Trading Symbol	JAKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class A/JAKRX)	$219	1.93%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class A/JAKRX) returned 26.57% (excluding sales charges) for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, global equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and accommodative central bank policy helped support investors’ appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Long positions | Overall, the fund’s long positions produced strong total returns as a group at a time of positive market performance.
Several aspects of the long portfolio | Holdings in the information technology sector made the largest contribution, led by Samsung Electronics Company, Ltd., Oracle Corp., and Applied Materials, Inc. Positioning in the materials and industrials sectors added value, as well.
Certain areas of the short portfolio | The fund generated positive net contributions from its short positions in the materials and consumer staples sectors. (The dollar value of a short position rises when the price of the underlying security falls.)
TOP PERFORMANCE DETRACTORS
Short positions | Overall, the fund’s short positions lost ground in the aggregate, detracting from absolute performance. However, the adverse effect was much lower than the positive impact of the fund's long positions.
Industrials and financials sectors | Short positions in industrials and financials had the largest adverse effect on results.
Certain sectors of the long portfolio | The fund’s holdings in the consumer staples, consumer discretionary, and health care sectors lost ground. Nomad Foods, Ltd., Sony Group Corp., and Hikma Pharmaceuticals PLC were the most notable detractors to absolute performance in the three sectors, respectively.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class A/JAKRX)	20.21%	12.12%	7.33%
Disciplined Value Global Long/Short Fund (Class A/JAKRX)—excluding sales charge	26.57%	13.27%	7.89%
MSCI World Index	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2026
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 658,742,850
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 5,412,747
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$658,742,850
Total number of portfolio holdings	283
Total advisory fees paid (net)	$5,412,747
Portfolio turnover rate	230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Sector Composition
Materials	15.3%
Financials	8.8%
Information technology	8.6%
Energy	8.2%
Health care	7.7%
Industrials	6.8%
Communication services	5.7%
Consumer discretionary	3.5%
Consumer staples	1.6%
Short-term investments and other	33.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Material Fund Change [Text Block]
Material Fund Changes
On March 27, 2025, the shareholders of John Hancock Investment Trust Seaport Long/Short Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 4, 2025.
At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Name [Text Block]	At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents

[1]	Expenses for a full annual reporting period would be higher.
[2]	Expenses for a full annual reporting period would be higher.
[3]	Expenses for a full annual reporting period would be higher.
[4]	Expenses for a full annual reporting period would be higher.